BASIS FOR PREPARATION	12 Months Ended
Dec. 31, 2020
Parent Company
BASIS FOR PREPARATION

1. BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company has used the equity method to account for investments in its subsidiaries and VIEs.